Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Jan. 20, 2022 MXN ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 1,368,750,850
Changes in property, plant and equipment [abstract]
Translation effect		(40,731,370)	$ (14,982,766)	$ 2,477,528
Ending balance	$ 87,597,339	1,482,322,166	1,368,750,850
Acquired assets	1,454,196				$ 29,669,961	$ 29,669,961
Depreciation and amortization		137,555,276	139,771,815	133,431,365
Plugging and abandonment cost		137,685	224,327	143,779
Provisions for plugging wells			66,699,388		$ 61,117,106
Transfers against fixed assets		14,306,298	10,630,314	15,608,296
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (1,701,780)	(28,797,518)	(83,538,021)	(1,210,595)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,150,256,095	3,811,116,522
Changes in property, plant and equipment [abstract]
Acquisitions		328,166,052	356,234,166
Reclassifications		7,232,760	49,459,864
Capitalization		0	0
Disposals		(38,022,820)	(47,261,532)
Translation effect		(51,932,030)	(19,292,925)
Ending balance		4,395,700,057	4,150,256,095	3,811,116,522
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(2,781,505,245)	(2,536,583,915)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(137,555,276)	(139,771,815)
Reclassifications		(7,232,760)	(49,459,864)
(Impairment)		(153,980,236)	(217,569,251)
Reversal of impairment		125,182,718	134,031,230
Disposals		30,512,248	23,538,211
Translation effect		11,200,660	4,310,159
Ending balance		(2,913,377,891)	(2,781,505,245)	(2,536,583,915)
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		264,393,026
Changes in property, plant and equipment [abstract]
Ending balance		285,434,820	264,393,026
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,053,836,879	951,486,189
Changes in property, plant and equipment [abstract]
Acquisitions		24,218,720	40,285,196
Reclassifications		3,396,480	44,338,725
Capitalization		15,580,570	30,301,243
Disposals		(8,316,930)	(6,351,833)
Translation effect		(17,728,270)	(6,222,641)
Ending balance		1,070,987,449	1,053,836,879	951,486,189
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(789,443,853)	(682,489,735)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(33,219,850)	(37,384,421)
Reclassifications		45,407,770	(42,182,309)
(Impairment)		(45,202,986)	(108,615,658)
Reversal of impairment		19,244,900	73,048,067
Disposals		7,510,670	4,535,971
Translation effect		10,150,720	3,644,232
Ending balance		$ (785,552,629)	(789,443,853)	(682,489,735)
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	20 years	20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	5.00%	5.00%
Estimated useful lives	35 years	35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 8,247,351
Changes in property, plant and equipment [abstract]
Ending balance		$ 12,017,211	8,247,351
Depreciation rates	5.00%	5.00%
Estimated useful lives	20 years	20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 14,840,995	13,548,596
Changes in property, plant and equipment [abstract]
Acquisitions		5,271,100	1,541,647
Reclassifications		0	0
Capitalization		0	0
Disposals		(1,198,300)	(249,248)
Translation effect		0	0
Ending balance		18,913,795	14,840,995	13,548,596
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(6,593,644)	(6,281,568)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(714,350)	(547,660)
Reclassifications		0	0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		411,410	235,584
Translation effect		0	0
Ending balance		(6,896,584)	(6,593,644)	(6,281,568)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		229,242,117
Changes in property, plant and equipment [abstract]
Ending balance		182,581,787	229,242,117
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		493,683,632	495,475,879
Changes in property, plant and equipment [abstract]
Acquisitions		4,266,300	5,773,938
Reclassifications		103,670	2,137,001
Capitalization		15,121,590	13,363,116
Disposals		(21,457,210)	(22,967,437)
Translation effect		(273,420)	(98,865)
Ending balance		491,444,562	493,683,632	495,475,879
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(264,441,515)	(236,437,335)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(12,824,020)	(15,409,615)
Reclassifications		(46,118,320)	(2,841,608)
(Impairment)		(22,452,490)	(31,883,718)
Reversal of impairment		18,153,170	11,943,309
Disposals		18,624,270	10,140,565
Translation effect		196,130	46,887
Ending balance		$ (308,862,775)	(264,441,515)	(236,437,335)
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	2.00%	2.00%
Estimated useful lives	15 years	15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%	7.00%
Estimated useful lives	45 years	45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 326,301,631
Changes in property, plant and equipment [abstract]
Ending balance		353,323,631	326,301,631
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,586,407,714	1,487,962,570
Changes in property, plant and equipment [abstract]
Acquisitions		36,368,940	32,895,095
Reclassifications		2,967,760	1,972,298
Capitalization		71,789,810	71,078,360
Disposals		(2,321,630)	(7,500,609)
Translation effect		0	0
Ending balance		1,695,212,594	1,586,407,714	1,487,962,570
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(1,260,106,083)	(1,182,871,028)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(73,618,580)	(65,167,740)
Reclassifications		(6,926,040)	(760,459)
(Impairment)		(55,380,990)	(41,479,729)
Reversal of impairment		52,926,380	25,541,788
Disposals		1,216,350	4,631,085
Translation effect		0	0
Ending balance		(1,341,888,963)	(1,260,106,083)	(1,182,871,028)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		26,069,216
Changes in property, plant and equipment [abstract]
Ending balance		25,387,796	26,069,216
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		73,865,712	70,711,580
Changes in property, plant and equipment [abstract]
Acquisitions		24,280	1,011,404
Reclassifications		(197,220)	410,847
Capitalization		1,739,570	2,330,895
Disposals		(52,680)	(71,787)
Translation effect		(1,423,660)	(527,227)
Ending balance		73,956,002	73,865,712	70,711,580
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(47,796,496)	(45,856,045)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,858,330)	(1,830,509)
Reclassifications		327,930	(410,767)
(Impairment)		0	(23,573)
Reversal of impairment		23,570	0
Disposals		41,730	67,940
Translation effect		693,390	256,458
Ending balance		$ (48,568,206)	(47,796,496)	(45,856,045)
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	33 years	33 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	7.00%	7.00%
Estimated useful lives	35 years	35 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 126,171,120
Changes in property, plant and equipment [abstract]
Ending balance		$ 124,426,910	126,171,120
Depreciation rates	4.00%	4.00%
Estimated useful lives	25 years	25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 420,363,210	415,885,213
Changes in property, plant and equipment [abstract]
Acquisitions		2,164,860	3,070,302
Reclassifications		(2,648,540)	2,859,195
Capitalization		7,966,840	3,353,495
Disposals		(2,587,350)	(4,804,995)
Translation effect		0	0
Ending balance		425,259,020	420,363,210	415,885,213
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(294,192,090)	(264,074,556)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(12,164,310)	(15,680,102)
Reclassifications		109,160	(3,870,692)
(Impairment)		(26,134,930)	(33,606,850)
Reversal of impairment		29,485,650	20,099,267
Disposals		2,064,410	2,940,843
Translation effect		0	0
Ending balance		(300,832,110)	(294,192,090)	(264,074,556)
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		4,877,254
Changes in property, plant and equipment [abstract]
Ending balance		6,610,224	4,877,254
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		50,809,657	49,310,555
Changes in property, plant and equipment [abstract]
Acquisitions		2,564,910	1,625,384
Reclassifications		(246,280)	(2,483,052)
Capitalization		1,119,100	3,449,069
Disposals		(611,940)	(560,452)
Translation effect		(90,310)	(531,847)
Ending balance		53,545,137	50,809,657	49,310,555
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(45,932,403)	(44,695,207)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,645,720)	(2,852,884)
Reclassifications		(12,330)	734,738
(Impairment)		0	(18,121)
Reversal of impairment		10,100	0
Disposals		587,800	549,592
Translation effect		57,640	349,479
Ending balance		$ (46,934,913)	(45,932,403)	(44,695,207)
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	3.00%	3.00%
Estimated useful lives	3 years	3 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	10.00%	10.00%
Estimated useful lives	10 years	10 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 13,633,385
Changes in property, plant and equipment [abstract]
Ending balance		16,080,145	13,633,385
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		29,297,417	28,534,437
Changes in property, plant and equipment [abstract]
Acquisitions		3,447,500	5,174,068
Reclassifications		1,000	(4,580,377)
Capitalization		883,390	1,136,196
Disposals		(78,490)	(706,237)
Translation effect		(562,380)	(260,670)
Ending balance		32,988,437	29,297,417	28,534,437
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(15,664,032)	(15,059,962)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		(1,510,116)	(898,884)
Reclassifications		74,390	(150,676)
(Impairment)		0	(4,244)
Reversal of impairment		33,078	0
Disposals		55,608	436,631
Translation effect		102,780	13,103
Ending balance		$ (16,908,292)	(15,664,032)	(15,059,962)
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates	4.00%	4.00%
Estimated useful lives	5 years	5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates	20.00%	20.00%
Estimated useful lives	25 years	25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 316,690,455
Changes in property, plant and equipment [abstract]
Ending balance		423,571,347	316,690,455
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		374,025,584	253,435,510
Changes in property, plant and equipment [abstract]
Acquisitions		249,698,512	256,362,994
Reclassifications		3,855,890	4,805,227
Capitalization		(114,200,870)	(125,429,126)
Disposals		(1,360,990)	(3,646,240)
Translation effect		(31,513,360)	(11,502,781)
Ending balance		480,504,766	374,025,584	253,435,510
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		(57,335,129)	(58,818,479)
Changes in property, plant and equipment [abstract]
Depreciation and amortization		0	0
Reclassifications		(95,320)	21,909
(Impairment)		(4,808,840)	(1,937,358)
Reversal of impairment		5,305,870	3,398,799
Disposals		0	0
Translation effect		0	0
Ending balance		(56,933,419)	(57,335,129)	(58,818,479)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		53,125,295
Changes in property, plant and equipment [abstract]
Ending balance		52,888,295	53,125,295
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		53,125,295	44,765,993
Changes in property, plant and equipment [abstract]
Acquisitions		140,930	8,494,138
Reclassifications		0	0
Capitalization		0	416,752
Disposals		(37,300)	(402,694)
Translation effect		(340,630)	(148,894)
Ending balance		52,888,295	53,125,295	44,765,993
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization		0	0
Reclassifications		0	0
(Impairment)		0	0
Reversal of impairment		0	0
Disposals		0	0
Translation effect		0	0
Ending balance		0	0	0
Pemex Exploration and Production
Changes in property, plant and equipment [abstract]
Financing cost		$ 4,676,577	$ 4,580,836	$ 3,106,007
Pemex Exploration and Production | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates	6.47%	6.47%	5.40%	6.10%
Pemex Exploration and Production | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates	7.62%	7.62%	7.80%	7.05%
Oil and gas production assets
Changes in property, plant and equipment [abstract]
Plugging and abandonment cost		$ 115,208,527	$ 113,656,994	$ 108,509,633